Common Shareholders’ Equity (Details Narrative) - CLP ($) $ / shares in Units, $ in Thousands																	12 Months Ended
	Nov. 08, 2023	Apr. 12, 2023	Mar. 30, 2023	Mar. 16, 2023	Mar. 10, 2023	Dec. 07, 2022	Sep. 07, 2022	Apr. 13, 2022	Nov. 24, 2021	Oct. 06, 2021	Oct. 04, 2021	Sep. 10, 2021	Aug. 09, 2021	Jul. 13, 2021	Apr. 16, 2021	Apr. 14, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
IfrsStatementLineItems [Line Items]
Issued capital																	$ 562,693,346	$ 562,693,346	$ 562,693,346
Number of shares issued and fully paid																	369,502,872	369,502,872	369,502,872
Description of dividend policy																	50% of the net distributable profit of the year.
Reserve of cash flow hedges																	$ 7,331,368	$ 4,180,961	$ 5,110,606
Increase decrease through adjustments due to reassessment of fixed assets																	4,087,396
Increase decrease through adjustments of price level restatement of paid up capital																										$ 17,615,333
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																									$ 9,779,475
Manantial Sa [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																							$ 7,801,153	$ 9,779,475
Alimentos Nutrabien Sa [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital																							$ 5,426,209
Via San Pedro Tarapac S.a. [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital							$ 102,625				$ 245,244	$ 245,244									$ 13,054,114	$ 2,075,441
Senz Briones Y Ca. S.a.i.c. [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital													$ 7,199,525	$ 7,199,525	$ 7,199,525
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease through adjustments of price level restatement of paid up capital					$ 908,438
Bebidas Del Paraguay S A And Distribuidora Del Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in put option exercise				$ 28,554,669
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in issuance share premium			$ 148,443
Reserve of exchange differences on translation
IfrsStatementLineItems [Line Items]
Reserve of exchange differences on translation																	158,095,385	40,039,090	51,745,399
Reserve of Actuarial gains and losses on defined benefit plans
IfrsStatementLineItems [Line Items]
Reserve of remeasurements of defined benefit plans																	$ 9,317,562	$ 10,351,094	$ 5,446,022
Final Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend per Share	$ 86.49907	$ 24.80181				$ 135.1		$ 200	$ 447							$ 139.16548		$ 24.80181	$ 200.0000	$ 139.16548
Dividend payables	$ 31,961,655	$ 9,164,340				$ 49,919,838		$ 73,900,574	$ 165,167,784	$ 73,900,574						$ 51,422,043
Dividend paid date	Nov. 29, 2023	Apr. 27, 2023				Dec. 29, 2022		Apr. 28, 2022	Dec. 03, 2021	Oct. 29, 2021						Apr. 23, 2021		Apr. 27, 2023	Apr. 28, 2022	Apr. 23, 2021
Interim Dividend [Member]
IfrsStatementLineItems [Line Items]
Dividend per Share										$ 200							$ 86.49907	$ 135.1000	$ 200.0000
Dividend paid date																	Nov. 29, 2023	Dec. 29, 2022	Oct. 29, 2021
Other reserves																	$ 65,455,801	$ 36,141,326	$ 35,175,097